Derivative Liabilities (Details Narrative)	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
Derivative [Line Items]
Percentage of qualified offering occurring	90.00%		85.00%
Percentage of change of control occuring	0.00%		0.00%
Percentage of renegotiation	5.00%		0.00%
Percentage of dissolution	5.00%		15.00%
Minimum [Member]
Derivative [Line Items]
Percentage of qualified offering occurring		85.00%		68.00%
Percentage of change of control occuring		0.00%		1.00%
Maximum [Member]
Derivative [Line Items]
Percentage of qualified offering occurring		75.00%		71.00%
Percentage of change of control occuring		5.00%		5.00%
Measurement Input, Discount Rate [Member]
Derivative [Line Items]
Discount rate	25	25	25	25